Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ 1,731,735	$ 7,147,798
Adjustments to reconcile net income to net cash
Depreciation and amortization	292,111	243,466
Loss from disposal of fixed assets	1,011
Changes in allowance for doubtful accounts	100,406	(203,253)
Changes in inventory reserve	(16,508)	(76,734)
Deferred income tax provision (benefit)	(100,406)	71,221
Short-term investment income	(696,430)
Changes in operating assets and liabilities:
Accounts receivable	(3,060,116)	(6,322,074)
Inventories	(860,517)	(2,864,911)
Advance to suppliers, net	2,664,149
Prepayment for advertising	7,593,960
Advances to related parties	(110,241)
Prepaid expenses and other current assets	(240,164)	(3,098,993)
Accounts payable	(1,751,013)	5,801,410
Taxes payable	(157,280)	55,105
Accrued expenses and other current liabilities	727,506	305,094
Net cash provided by operating activities	6,118,203	1,058,129
Cash flows from investing activities:
Purchases of property and equipment	(55,629)	(50,875)
Proceeds from disposal of equipment	538
Net cash used in investing activities	(55,091)	(50,875)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,255,200	1,220,800
Repayment of bank loans	(1,255,200)	(1,220,800)
Net proceeds from initial public offerings		21,941,916
Proceeds from (repayment of) related party borrowings	(19,991)	2,194,640
Net cash provided by (used in) financing activities	(19,991)	24,136,556
Effect of changes of foreign exchange rates on cash	115,271	797,117
Net increase in cash	6,158,392	25,940,927
Cash, beginning of period	8,077,908	10,058,202
Cash, end of period	14,236,300	35,999,129
Supplemental disclosure of cash flow information
Cash paid for interest	103,765	65,775
Cash paid for income tax	1,880,314	3,364,769
Supplemental non-cash financing activity:
Subscription receivable from issuance of ordinary shares under initial public offerings		3,571,241
Cost of construction in progress paid in prior years	$ 448,342